AQUILA NARRAGANSETT TAX-FREE INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Principal Amount	General Obligation Bonds (28.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	Barrington, Rhode Island
$1,120,000	2.500%, 08/01/25	Aa1/NR/NR	$1,153,701

	Bristol, Rhode Island
865,000	3.500%, 08/01/31	NR/AA+/NR	977,043

	Coventry, Rhode Island
1,605,000	3.625%, 03/15/27 MAC Insured	A1/AA/NR	1,765,051

	Cranston, Rhode Island
1,325,000	4.000%, 07/01/28	A1/AA-/AA+	1,517,311
750,000	4.300%, 07/01/30 Series 2010 A AGMC Insured	A1/AA/AA+	759,150
1,170,000	5.000%, 08/01/32 Series 2018 A	A1/AA-/AA+	1,452,450
1,000,000	4.000%, 08/01/33 Series 2019 A BAMI Insured	A1/AA/AA+	1,150,120
615,000	4.000%, 08/01/35 Series 2019 A BAMI Insured	A1/AA/AA+	704,421
1,515,000	4.250%, 07/15/24 Series B BAMI Insured	A1/AA/AA+	1,711,647
1,000,000	4.250%, 07/15/25 Series B BAMI Insured	A1/AA/AA+	1,154,910

	Cumberland, Rhode Island
500,000	4.250%, 11/01/27 Series 2011 A	NR/AA+/NR	527,115
500,000	4.625%, 11/01/31 Series 2011 A	NR/AA+/NR	528,415
700,000	4.500%, 03/15/32 Series 2018 A	NR/AA+/NR	840,812

	East Providence, Rhode Island Refunding
2,500,000	4.550%, 05/15/30 AGMC Insured	A2/AA/NR	2,527,075

	Hopkinton, Rhode Island
500,000	4.375%, 08/15/31	Aa3/NR/NR	522,860

	Johnston, Rhode Island
1,020,000	3.450%, 06/01/29 Series A	A2/AA/NR	1,075,417
1,020,000	3.700%, 06/01/33 Series A	A2/AA/NR	1,071,245

	Lincoln, Rhode Island
1,500,000	3.500%, 08/01/24 Series A	Aa2/NR/AAA	1,645,920
2,225,000	3.500%, 08/01/25 Series A	Aa2/NR/AAA	2,476,269

	Narragansett, Rhode Island
1,025,000	3.500%, 07/15/28	Aa2/AA+/NR	1,116,953

	North Kingstown, Rhode Island
885,000	3.000%, 04/15/24 Series A	Aa2/AA+/NR	921,781

	North Smithfield, Rhode Island
825,000	3.000%, 06/15/26 Series A	Aa2/NR/NR	905,297
1,075,000	3.500%, 05/15/34	Aa2/NR/NR	1,223,479

	Pawtucket, Rhode Island
1,010,000	4.000%, 11/01/25 AGMC Insured	A2/AA/A+	1,113,848
890,000	4.500%, 07/15/33 Series C AGMC Insured	A2/AA/NR	1,075,592
935,000	4.500%, 07/15/34 Series C AGMC Insured	A2/AA/NR	1,127,049
975,000	4.500%, 07/15/35 Series C AGMC Insured	A2/AA/NR	1,162,444

	Portsmouth, Rhode Island
1,140,000	3.750%, 02/01/31 Series A	Aa2/AAA/NR	1,266,289

	Providence, Rhode Island
1,500,000	5.000%, 01/15/23 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,550,430
1,500,000	5.000%, 01/15/26 Series 2010 A AGMC Insured Refunding	A2/AA/NR	1,548,495
975,000	3.625%, 01/15/29 Series A AGMC Insured	A2/AA/A-	1,014,293
2,010,000	3.750%, 01/15/30 Series A AGMC Insured	A2/AA/A-	2,091,586
1,000,000	3.750%, 01/15/32 Series A AGMC Insured	A2/AA/A-	1,037,560

	Rhode Island State & Providence Plantations Consolidated Capital Development Loan
2,000,000	3.750%, 11/01/23 Series A	Aa2/AA/AA	2,196,140
2,110,000	4.250%, 10/15/25 Series A	Aa2/AA/AA	2,343,092
2,000,000	3.000%, 05/01/31 Series A	Aa2/AA/AA	2,100,100
2,000,000	4.000%, 04/01/32 Series A	Aa2/AA/AA	2,316,260
2,000,000	3.000%, 05/01/32 Series A	Aa2/AA/AA	2,089,080
2,000,000	3.000%, 05/01/36 Series A	Aa2/AA/AA	2,086,240
1,150,000	4.000%, 10/15/24 Series B	Aa2/AA/AA	1,237,251
1,000,000	3.250%, 10/15/31 Series B	Aa2/AA/AA	1,029,070
1,500,000	5.000%, 11/01/34 Series B	Aa2/AA/AA	1,741,320
2,000,000	5.000%, 08/01/23 Series D	Aa2/AA/AA	2,272,280
2,000,000	5.000%, 08/01/24 Series D	Aa2/AA/AA	2,340,080

	Richmond, Rhode Island
1,020,000	3.000%, 08/01/24	Aa3/NR/NR	1,080,323

	Warren, Rhode Island
1,170,000	4.000%, 02/15/33 Series 2018 A	Aa3/NR/NR	1,341,183

	Warwick, Rhode Island
2,000,000	4.000%, 08/01/22 Series 2015 B AGMC Insured	NR/AA/NR	2,135,300

	West Greenwich, Rhode Island
1,175,000	3.000%, 08/15/26	NR/AA+/NR	1,284,369

	West Warwick, Rhode Island
795,000	5.000%, 10/01/32 Series A BAMI Insured	Baa1/AA/NR	932,289

	Total General Obligation Bonds		69,240,405

	Revenue Bonds (61.7%)

	Development (6.3%)

	Providence, Rhode Island Redevelopment Agency Refunding Public Safety Building Project
1,680,000	5.000%, 04/01/26 Series A AGMC Insured	A2/AA/NR	1,953,235

	Rhode Island Convention Center Authority Refunding
8,000,000	4.000%, 05/15/23 Series A	A1/AA-/AA-	8,686,480

	Rhode Island Infrastructure Bank Municipal Road and Bridge Revolving Fund
935,000	4.000%, 10/01/33 Series 2019 A	NR/AA/NR	1,076,718
845,000	4.000%, 10/01/34 Series 2019 A	NR/AA/NR	970,635
1,010,000	4.000%, 10/01/35 Series 2019 A	NR/AA/NR	1,153,319

	Rhode Island Infrastructure Efficient Buildings Fund, Green Bonds
1,110,000	4.000%, 10/01/29 Series 2018 A	NR/AA/NR	1,309,478

	Total Development		15,149,865

	Healthcare (3.1%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/23 Series 2016 B	NR/BB-/BB	551,565

	Rhode Island Health & Education Building Corp., Hospital Financing, Lifespan Obligated Group
1,000,000	5.000%, 05/15/31 Series 2016	NR/BBB+/BBB+	1,169,290
1,000,000	5.000%, 05/15/33 Series 2016	NR/BBB+/BBB+	1,160,150
1,250,000	5.000%, 05/15/34 Series 2016	NR/BBB+/BBB+	1,446,038
1,750,000	5.000%, 05/15/39 Series 2016	NR/BBB+/BBB+	2,000,688

	Rhode Island State & Providence Plantations Lease COP (Eleanor Slater Hospital Project)
1,000,000	4.000%, 11/01/32 Series B	Aa3/AA-/AA-	1,151,160

	Total Healthcare		7,478,891

	Higher Education (8.7%)

	Rhode Island Health and Education Building Corp., Higher Educational Facilities
2,500,000	5.000%, 09/15/30 AGMC Insured	Aa3/NR/NR	2,558,250

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Brown University
2,000,000	4.000%, 09/01/37 Series 2017	Aa1/AA+/NR	2,237,300

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Providence College
2,490,000	4.000%, 11/01/24 Series 2015	A2/A/NR	2,794,876

	Rhode Island Health and Educational Building Corp., Higher Education Facility, Rhode Island School of Design
3,000,000	3.500%, 06/01/29 Series 2012	A1/NR/A+	3,107,490
2,500,000	4.000%, 06/01/31 Series 2012	A1/NR/A+	2,612,100
1,000,000	3.500%, 08/15/30 Series B AGMC Insured	A1/AA/NR	1,038,070

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island
1,000,000	4.250%, 09/15/31 Series A	Aa3/A+/NR	1,145,660

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
500,000	4.000%, 09/15/31 Series 2016 B	A1/A+/NR	556,295
2,650,000	4.000%, 09/15/42 Series 2017 A	A1/A+/NR	2,907,554
1,000,000	4.000%, 09/15/32 Series 2017 B	A1/A+/NR	1,124,720

	Rhode Island Health and Education Facilities Authority, Providence College
1,000,000	4.000%, 11/01/31	A2/A/NR	1,033,530

	Total Higher Education		21,115,845

	Housing (4.9%)

	Rhode Island Housing & Mortgage Finance Corp. Home Funding
1,500,000	3.450%, 04/01/35 Series 5	Aa2/NR/NR	1,534,965

	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity
300,000	3.350%, 10/01/41 Series 68-C	Aa1/AA+/NR	308,193
250,000	3.000%, 10/01/39 Series 71	Aa1/AA+/NR	254,845

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Development Sustainability
770,000	2.750%, 10/01/34 Series 1-B	Aa2/NR/NR	782,128
1,000,000	3.100%, 10/01/44 Series 1-B	Aa2/NR/NR	1,013,680

	Rhode Island Housing & Mortgage Finance Corp. Multi-Family Housing
2,500,000	4.625%, 10/01/25 Series 2010 A	Aaa/NR/NR	2,521,600
2,000,000	5.000%, 10/01/30 Series 2010 A	Aaa/NR/NR	2,020,200
1,255,000	3.450%, 10/01/36 Series 2016 1B	Aa2/NR/NR	1,307,271
1,000,000	3.250%, 10/01/27 Series 1B	Aa2/NR/NR	1,035,000
1,000,000	3.400%, 10/01/29 Series 3B	Aa2/NR/NR	1,043,820

	Total Housing		11,821,702

	Public School (24.6%)

	Rhode Island Health and Education Building Corp., Public Schools Financing Program
795,000	5.000%, 05/15/27 Series 2015 C	Aa2/NR/NR	946,702
1,630,000	5.000%, 05/15/27 Series 2015 D	A1/NR/NR	1,924,345

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,520,000	4.000%, 05/15/31 Series 2017 J-2 B	Aa3/NR/NR	1,714,910

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Coventry
1,000,000	3.750%, 05/15/28 Series 2013 B AGMC Insured	Aa3/AA/NR	1,043,870
1,000,000	4.000%, 05/15/33 AGMC Insured	Aa3/AA/NR	1,042,860

	Rhode Island Health and Educational Building Corp., Public School Financing Program, City of Cranston
1,170,000	4.000%, 05/15/30 Series 2015 B BAMI Insured	NR/AA/NR	1,292,873

	Rhode Island Health and Education Building Corp., Public School Financing Program, East Greenwich
1,000,000	3.250%, 05/15/29	Aa1/AA+/NR	1,033,500
1,000,000	3.375%, 05/15/30	Aa1/AA+/NR	1,034,660

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of East Providence
1,000,000	3.625%, 05/15/32 Series B	Aa3/NR/NR	1,030,270

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Jamestown
1,020,000	3.000%, 05/15/35 Series 2019 C	Aa1/NR/NR	1,108,424

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Little Compton
1,620,000	4.000%, 05/15/25 Series 2013 H	NR/AAA/NR	1,773,349

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Newport
1,000,000	4.000%, 05/15/27 Series 2013 C	NR/AA+/NR	1,058,180

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Kingstown
1,500,000	3.750%, 05/15/28 Series 2013 A	Aa2/AA+/NR	1,571,145

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of North Providence
1,000,000	4.000%, 11/15/20 Series 2013 I	Aa3/AA-/NR	1,024,320
1,100,000	4.500%, 11/15/22 Series 2013 I	Aa3/AA-/NR	1,195,744
750,000	5.000%, 05/15/31 Series 2017 G AGMC Insured	Aa3/AA/NR	910,200
500,000	5.000%, 05/15/32 Series 2019 A AGMC Insured	Aa3/AA/NR	627,410
500,000	5.000%, 05/15/33 Series 2019 A AGMC Insured	Aa3/AA/NR	624,990
500,000	5.000%, 05/15/34 Series 2019 A AGMC Insured	Aa3/AA/NR	622,970
500,000	4.000%, 05/15/37 Series 2019 A AGMC Insured	Aa3/AA/NR	564,720

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Pawtucket
1,570,000	4.000%, 05/15/26 Series 2014 C	Aa3/NR/NR	1,730,407
1,000,000	4.250%, 05/15/29 Series 2017 E BAMI Insured	Aa3/AA/NR	1,162,520
1,045,000	4.000%, 05/15/31 Series 2018 B	Aa3/NR/NR	1,176,012
1,090,000	4.000%, 05/15/32 Series 2018 B	Aa3/NR/NR	1,221,236
2,350,000	3.000%, 05/15/39 Series 2019 B	Aa3/NR/NR	2,432,062

	Rhode Island Health and Education Building Corp., Public School Financing Program, Town of Scituate
1,285,000	4.500%, 05/15/33 Series 2018 A	NR/AA/NR	1,531,065

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Tiverton, Foster-Glocester, Cranston, East Greenwich
3,000,000	4.000%, 05/15/28 Series A	Aa3/NR/NR	3,401,760

	Rhode Island Health and Education Building Corp., Public School Financing Program, Pooled Issue - Narragansett & Scituate
1,665,000	4.250%, 05/15/28 Series 2017 B	Aa2/NR/NR	1,956,974

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Buildings Authority
1,500,000	3.500%, 05/15/24 Series 2015 A AGMC Insured	Aa3/AA/NR	1,623,105
3,000,000	3.750%, 05/15/27 Series 2015 A AGMC Insured	Aa3/AA/NR	3,278,880
1,500,000	4.000%, 05/15/28 Series 2015 A AGMC Insured	Aa3/AA/NR	1,657,035
2,000,000	4.000%, 05/15/30 Series 2015 B AGMC Insured	Aa3/AA/NR	2,193,980

	Rhode Island Health and Education Building Corp., Public School Financing Program, Providence Public Schools
1,000,000	4.250%, 05/15/21 Series 2007 B AGMC Insured	A2/AA/NR	1,002,100
2,000,000	4.500%, 05/15/22 Series 2013 A	Aa3/NR/NR	2,140,820
2,000,000	4.500%, 05/15/23 Series 2013 A	Aa3/NR/NR	2,194,020
2,000,000	4.500%, 05/15/24 Series 2013 A	Aa3/NR/NR	2,198,860
1,000,000	4.000%, 05/15/35 Series 2019 A AGMC Insured	Aa3/AA/NR	1,136,070

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Warwick
1,000,000	4.000%, 05/15/32 Series 2017 I	NR/AA/NR	1,125,210
800,000	3.500%, 05/15/26 Series B MAC Insured	NR/AA/NR	863,160
1,340,000	4.000%, 05/15/35 Series 2019 D	NR/AA/NR	1,533,228

	Rhode Island Health and Education Building Corp., Public School Financing Program, City of Woonsocket
500,000	5.000%, 05/15/27 Series 2017 A AGMC Insured	Aa3/AA/NR	610,740
500,000	5.000%, 05/15/28 Series 2017 A AGMC Insured	Aa3/AA/NR	607,740
500,000	5.000%, 05/15/29 Series 2017 A AGMC Insured	Aa3/AA/NR	605,030

	Total Public School		59,527,456

	Transportation (4.2%)

	Rhode Island Commerce Corp., Airport
635,000	5.000%, 07/01/36 2016 Series D	Baa1/A/BBB+	737,241
1,015,000	5.000%, 07/01/37 2016 Series D	Baa1/A/BBB+	1,174,000

	Rhode Island Commerce Corp., First Lien Special Facility Refunding Bonds (Rhode Island Airport Corporation Intermodal Facility Project)
1,500,000	5.000%, 07/01/30 Series 2018	Baa1/A/NR	1,825,155

	Rhode Island Commerce Corp., Grant Anticipation Refunding Bonds (Rhode Island Department of Transportation)
1,850,000	4.000%, 06/15/24 Series 2016 A	A2/AA-/NR	2,063,509
1,000,000	5.000%, 06/15/31 Series 2016 B	A2/AA-/NR	1,187,720

	Rhode Island State Economic Development Corp., Airport
1,000,000	5.000%, 07/01/24 Series B	Baa1/A/BBB+	1,115,260
2,000,000	4.000%, 07/01/24 Series B	Baa1/A/BBB+	2,164,500

	Total Transportation		10,267,385

	Turnpike/Highway (2.2%)

	Rhode Island State Turnpike & Bridge Authority, Motor Fuel Tax
1,240,000	4.000%, 10/01/27 Series 2016 A	NR/A+/A	1,393,115
1,500,000	4.000%, 10/01/34 Series 2016 A	NR/A+/A	1,646,820
1,000,000	4.000%, 10/01/36 Series 2016 A	NR/A+/A	1,093,170
300,000	4.000%, 10/01/33 Series 2019 A	NR/A+/A	344,742
300,000	4.000%, 10/01/34 Series 2019 A	NR/A+/A	342,672
345,000	4.000%, 10/01/35 Series 2019 A	NR/A+/A	392,172

	Total Turnpike/Highway		5,212,691

	Water and Sewer (6.7%)

	Narragansett, Rhode Island Bay Commission Wastewater System
3,145,000	4.000%, 02/01/28 Series A	NR/AA-/NR	3,487,962

	Rhode Island Clean Water Protection Finance Agency
240,000	4.750%, 10/01/20 1999 Series A AMBAC Insured	Aaa/NR/NR	240,348

	Rhode Island Clean Water Finance Agency, Water Pollution Control Bonds
3,000,000	4.375%, 10/01/21 Series 2002 B NPFG Insured	Aaa/AAA/AAA	3,169,260

	Rhode Island Clean Water Protection Finance Agency Safe Drinking Water Revolving Fund
1,085,000	3.500%, 10/01/25	NR/AAA/AAA	1,199,283
1,000,000	3.750%, 10/01/33	NR/AAA/AAA	1,051,940
1,000,000	3.750%, 10/01/34	NR/AAA/AAA	1,050,710

	Rhode Island Infrastructure Bank Water, City of Pawtucket
1,730,000	5.000%, 10/01/28 Series 2015 NPFG Insured	Baa2/A/NR	2,039,808

	Rhode Island Infrastructure Bank Water, Pollution Control
2,575,000	4.000%, 10/01/29 Series A	NR/AAA/AAA	2,930,376
500,000	4.000%, 10/01/32 Series A	NR/AAA/AAA	573,730

	Rhode Island Infrastructure Bank Water, Safe Drinking Water
500,000	3.000%, 10/01/31 Series A	NR/AAA/AAA	524,895

	Total Water and Sewer		16,268,312

	Other Revenue (1.0%)

	Providence, Rhode Island Public Building Authority (Capital Improvement Program Projects)
2,000,000	5.000%, 09/15/31 Series A AGMC Insured	A2/AA/NR	2,417,580

	Total Revenue Bonds		149,259,727

	Pre-Refunded\ Escrowed to Maturity Bonds (6.8%)††

	Pre-Refunded\ Escrowed to Maturity Revenue Bonds (6.8%)

	Healthcare (0.4%)

	Rhode Island Health & Education Building Corp., Hospital Financing (Care New England)
500,000	5.000%, 09/01/20 Series 2013 A ETM	NR/NR/NR*	512,905
500,000	5.000%, 09/01/22 Series 2013 A ETM	NR/NR/NR*	551,135

	Total Healthcare		1,064,040

	Higher Education (3.6%)

	Rhode Island Health and Education Building Corp., Bryant University
1,115,000	4.500%, 12/01/27 Series 2011	A2/A/NR	1,186,706
1,455,000	4.750%, 12/01/29 Series 2011	A2/A/NR	1,555,439
1,000,000	5.000%, 12/01/30 Series 2011	A2/A/NR	1,073,740
1,425,000	5.000%, 12/01/31 Series 2011	A2/A/NR	1,530,080

	Rhode Island Health and Educational Building Corp., Higher Education Facility, New England Institute of Technology
1,250,000	4.750%, 03/01/30 Series 2010 A	NR/NR/NR*	1,257,175

	Rhode Island Health and Educational Building Corp., Higher Education Facility, University of Rhode Island Auxiliary Enterprise
2,000,000	5.000%, 09/15/30 Series 2010 B AGMC Insured	A1/AA/NR	2,053,920

	Total Higher Education		8,657,060

	Public School (0.4%)

	Rhode Island Health and Education Building Corp., Public School Financing Program, Chariho Regional School District
1,000,000	5.000%, 05/15/26 Series 2011 B	Aa3/NR/NR	1,053,590

	Turnpike/Highway (2.2%)

	Rhode Island State Turnpike & Bridge Authority
500,000	4.125%, 12/01/23 Series 2010 A	NR/A-/A	513,485
1,600,000	4.625%, 12/01/27 Series 2010 A	NR/A-/A	1,650,384
2,000,000	5.125%, 12/01/35 Series 2010 A	NR/A-/A	2,072,020
1,000,000	5.000%, 12/01/35 Series 2010 A	NR/A-/A	1,034,880

	Total Turnpike/Highway		5,270,769

	Other Revenue (0.2%)

	State of Rhode Island Depositors Economic Protection Corp.
250,000	5.750%, 08/01/21 Series A AGMC Insured ETM	NR/NR/NR*	267,968
215,000	6.375%, 08/01/22 Series A NPFG Insured ETM	NR/NR/NR*	243,451

	Total Other Revenue		511,419

	Total Pre-Refunded\ Escrowed to Maturity Bonds		16,556,878

	Total Municipal Bonds (cost $224,517,253)		235,057,010

Shares	Short-Term Investment (2.2%)
5,304,187	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $5,304,187)	Aaa-mf/AAAm/NR	5,304,187

	Total Investments (cost $229,821,440-note b)	99.3%	240,361,197
	Other assets less liabilities	0.7	1,748,446
	Net Assets	100.0%	$242,109,643

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P or Fitch	9.5%
	Pre-refunded bonds\ ETM bonds††	7.1
	Aa of Moody's or AA of S&P or Fitch	67.8
	A of Moody's or S&P or Fitch	12.9
	Baa of Moody's or BBB of S&P or Fitch	2.5
	BB of S&P or Fitch	0.2
		100.0%

PORTFOLIO ABBREVIATIONS
AGC -	Assured Guaranty Corp.
AGMC -	Assured Guaranty Municipal Corp.
AMBAC -	American Municipal Bond Assurance Corp.
BAMI -	Build America Mutual Insurance
COP -	Certificates of Participation
ETM -	Escrowed to Maturity
MAC -	Municipal Assurance Corp.
NPFG -	National Public Finance Guarantee
NR -	Not Rated

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††

Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.  Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date.  Escrowed to Maturity are shown as ETM.  All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $229,821,440 amounted to $10,539,757, which consisted of aggregate gross unrealized appreciation of $10,577,364 and aggregate gross unrealized depreciation of $37,607.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$5,304,187
Level 2 – Other Significant Observable Inputs- Municipal Bonds	235,057,010
Level 3 – Significant Unobservable Inputs	—
Total	$240,361,197
+ See schedule of investments for a detailed listing of securities.